Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In this section, we are including the required disclosure for pay versus performance as defined by the SEC for our principal executive officer ("PEO") and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment Based On: (3)

Year (1)	Summary Compensation Table Total PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non- PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Baker Hughes TSR	OSX Index TSR	Net Income (Loss) $MM	Adjusted EBITDA (4) $MM

2023	$21,680,736	$27,374,079	$5,222,759	$5,477,461	$151	$107	$1,943	$3,763

2022	$16,091,588	$14,511,432	$6,533,381	$5,987,467	$127	$107	$(601)	$2,981

2021	$15,646,452	$21,790,884	$5,751,387	$7,226,540	$101	$67	$(219)	$2,681

2020	$15,313,021	$8,230,793	$4,815,026	$2,079,824	$85	$57	$(9,940)	$2,357

(1)	For fiscal years 2023, 2022, 2021 and 2020, Mr. Simonelli was the PEO for the Company.

(2)
Compensation Actually Paid ("CAP") is the Summary Compensation Table ("SCT") total value for the period shown with adjustments for equity awards and pension (as described in more detail in the reconciliation table for our PEO and non-PEOs
below). CAP reflects equity awards based on the
mark-to-market
valuation under ASC Topic 718: Compensation — Stock Compensation for each period in the above table. Pension values for CAP reflect the pension service cost as used in the financial statements for each period shown in the above table.

(3)
The Company calculates TSR with a base investment of $100 in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation
S-K
and is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each 2023, 2022, 2021 and 2020, respectively. The peer group used for comparison for each of the fiscal years 2023, 2022, 2021 and 2020 is the Philadelphia Oil Service ("OSX") Index.

(4)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Adjusted EBITDA is a key measure in our Short-Term Incentive Plan and influences payouts across our compensation programs. Adjusted EBITDA is a non-GAAP
measure. A reconciliation of GAAP to
non-GAAP
measures is included in the Proxy Statement in Annex B.

The PEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for PEO	Minus SCT Change in Pension Value for PEO	Plus Pension Value Service Cost (1)	Minus SCT Equity for PEO	Plus EOY* Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY* to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	PEO CAP

2023	21,680,736	992,907	—	12,083,544	14,380,485	2,022,918	—	2,366,391	—	—	27,374,079

2022	16,091,588	—	—	12,056,262	11,277,242	149,308	—	(950,444)	—	—	14,511,432

2021	15,646,452	—	—	10,856,292	13,182,502	2,328,558	—	1,489,664	—	—	21,790,884

2020	15,313,021	2,119,972	—	9,807,294	9,831,986	(2,258,812)	—	(2,728,136)	—	—	8,230,793
*"EOY" = End of Year, "BOY" = Beginning of Year
The Average Other NEOs Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost (1)	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Other NEOs CAP

2023 (1)	5,222,759	43,117	—	2,571,733	2,678,137	360,489	—	248,015	(417,089)	—	5,477,461

2022 (2)	6,533,381	—	—	4,542,718	4,004,019	104,392	—	(111,607)	—	—	5,987,467

2021 (3)	5,751,387	—	—	2,678,371	3,247,540	540,265	—	365,719	—	—	7,226,540

2020 (4)	4,815,026	289,148	—	2,348,778	1,629,713	(474,998)	—	(735,786)	(516,205)	—	2,079,824

(1)	The average CAP for 2023 comprised of compensation for Ms. Buese, Ms. Borras, Mr. Ramaswamy, Mr. Apostolides, Mr. Christie, and Ms. Jones.

(2)	The average CAP for 2022 comprised of compensation for Mr. Worrell, Ms. Buese, Ms. Borras, Mr. Christie, and Mr. Saunders.

(3)	The average CAP for 2021 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, and Mr. Saunders.

(4)	The average CAP for 2020 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, Mr. Ukpong, Mr. Mathieson, and Mr. Marsh.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)	The average CAP for 2022 comprised of compensation for Mr. Worrell, Ms. Buese, Ms. Borras, Mr. Christie, and Mr. Saunders.

(3)	The average CAP for 2021 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, and Mr. Saunders.

(4)	The average CAP for 2020 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, Mr. Ukpong, Mr. Mathieson, and Mr. Marsh.

Peer Group Issuers, Footnote	The peer group used for comparison for each of the fiscal years 2023, 2022, 2021 and 2020 is the Philadelphia Oil Service ("OSX") Index.
PEO Total Compensation Amount	$ 21,680,736	$ 16,091,588	$ 15,646,452	$ 15,313,021
PEO Actually Paid Compensation Amount	$ 27,374,079	14,511,432	21,790,884	8,230,793
Adjustment To PEO Compensation, Footnote
The PEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for PEO	Minus SCT Change in Pension Value for PEO	Plus Pension Value Service Cost (1)	Minus SCT Equity for PEO	Plus EOY* Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY* to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	PEO CAP

2023	21,680,736	992,907	—	12,083,544	14,380,485	2,022,918	—	2,366,391	—	—	27,374,079

2022	16,091,588	—	—	12,056,262	11,277,242	149,308	—	(950,444)	—	—	14,511,432

2021	15,646,452	—	—	10,856,292	13,182,502	2,328,558	—	1,489,664	—	—	21,790,884

2020	15,313,021	2,119,972	—	9,807,294	9,831,986	(2,258,812)	—	(2,728,136)	—	—	8,230,793

Non-PEO NEO Average Total Compensation Amount	$ 5,222,759	6,533,381	5,751,387	4,815,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,477,461	5,987,467	7,226,540	2,079,824
Adjustment to Non-PEO NEO Compensation Footnote
The Average Other NEOs Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost (1)	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Other NEOs CAP

2023 (1)	5,222,759	43,117	—	2,571,733	2,678,137	360,489	—	248,015	(417,089)	—	5,477,461

2022 (2)	6,533,381	—	—	4,542,718	4,004,019	104,392	—	(111,607)	—	—	5,987,467

2021 (3)	5,751,387	—	—	2,678,371	3,247,540	540,265	—	365,719	—	—	7,226,540

2020 (4)	4,815,026	289,148	—	2,348,778	1,629,713	(474,998)	—	(735,786)	(516,205)	—	2,079,824

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA

FCF

ROIC

Relative TSR

Total Shareholder Return Amount	$ 151	127	101	85
Peer Group Total Shareholder Return Amount	107	107	67	57
Net Income (Loss)	$ 1,943,000,000	$ (601,000,000)	$ (219,000,000)	$ (9,940,000,000)
Company Selected Measure Amount	3,763,000,000	2,981,000,000	2,681,000,000	2,357,000,000
PEO Name	Mr. Simonelli
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. A reconciliation of GAAP to non-GAAP measures is included in the Proxy Statement in Annex B.
Measure:: 2
Pay vs Performance Disclosure
Name	FCF
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 992,907			$ 2,119,972
PEO | SCT Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,083,544	$ 12,056,262	$ 10,856,292	9,807,294
PEO | Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,380,485	11,277,242	13,182,502	9,831,986
PEO | Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,022,918	149,308	2,328,558	(2,258,812)
PEO | Change In Fair Value From BOY To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,366,391	(950,444)	1,489,664	(2,728,136)
Non-PEO NEO | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,117			289,148
Non-PEO NEO | SCT Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,571,733	4,542,718	2,678,371	2,348,778
Non-PEO NEO | Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,678,137	4,004,019	3,247,540	1,629,713
Non-PEO NEO | Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,489	104,392	540,265	(474,998)
Non-PEO NEO | Change In Fair Value From BOY To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,015	$ (111,607)	$ 365,719	(735,786)
Non-PEO NEO | Fair Value at Boy of Awards Granted in Prior Year that were Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (417,089)			$ (516,205)